Intangible Assets (Details) - Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost
Cost, Beginning Balance	$ 15,568,270	$ 19,517,189
Additions		19,413
Impairment		(3,968,332)
Cost, Ending Balance		15,568,270
Accumulated amortization
Accumulated amortization, Beginning Balance	15,568,270	13,123,825
Amortization		2,444,445
Accumulated amortization, Ending Balance	15,568,270	15,568,270
Carrying amounts
Carrying amounts, Beginning Balance		6,393,364
Carrying amounts, Ending Balance
Software [Member]
Cost
Cost, Beginning Balance	13,078,251	14,715,529
Additions		19,413
Impairment		(1,656,691)
Cost, Ending Balance		13,078,251
Accumulated amortization
Accumulated amortization, Beginning Balance	13,078,251	11,311,681
Amortization		1,766,570
Accumulated amortization, Ending Balance	13,078,251	13,078,251
Carrying amounts
Carrying amounts, Beginning Balance		3,403,848
Carrying amounts, Ending Balance
Customer Relationships [Member]
Cost
Cost, Beginning Balance	1,425,112	3,170,966
Additions
Impairment		(1,745,854)
Cost, Ending Balance		1,425,112
Accumulated amortization
Accumulated amortization, Beginning Balance	1,425,112	1,037,144
Amortization		387,968
Accumulated amortization, Ending Balance	1,425,112	1,425,112
Carrying amounts
Carrying amounts, Beginning Balance		2,133,822
Carrying amounts, Ending Balance
Trade name [Member]
Cost
Cost, Beginning Balance		420,833
Additions
Impairment		(420,833)
Cost, Ending Balance
Accumulated amortization
Accumulated amortization, Beginning Balance
Amortization
Accumulated amortization, Ending Balance
Carrying amounts
Carrying amounts, Beginning Balance		420,833
Carrying amounts, Ending Balance
Developed Technology [Member]
Cost
Cost, Beginning Balance	1,064,907	1,209,861
Additions
Impairment		(144,954)
Cost, Ending Balance		1,064,907
Accumulated amortization
Accumulated amortization, Beginning Balance	1,064,907	775,000
Amortization		289,907
Accumulated amortization, Ending Balance	1,064,907	1,064,907
Carrying amounts
Carrying amounts, Beginning Balance		434,861
Carrying amounts, Ending Balance